Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories

Note 7. Inventories

Inventories consisted of the following:

	December 31, 2024	December 31, 2023	January 1, 2023

Direct materials	$85	$70	$79

Repair and distribution parts	94	115	101

Work-in-progress	62	90	73

Equipment	17	19	20

Total inventories	$258	$294	$273

	December 31, 2024	December 31, 2023	January 1, 2023

Work-in-progress related to finance leases	$35	$-	$31

The amount of inventory and overhead costs recognized as expense and included in COGS during the year ended December 31, 2024, was $1,910 million (December 31, 2023 – $1,886 million). COGS is made up of direct materials, direct labour, depreciation on manufacturing assets, post-manufacturing expenses, and overhead. COGS also includes inventory write-downs pertaining to obsolescence and aging, and recoveries of past write-downs upon disposition. The net change in inventory reserves charged to the consolidated statements of earnings (loss) and included in COGS for the year ended December 31, 2024, was $3 million (December 31, 2023 – less than $1 million).

The costs related to the construction of EI assets determined to be finance leases are accounted for as work-in-progress related to finance leases. Once a project is completed and enters service it is reclassified to COGS.